Share Capital	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Attributable to Parent [Abstract]
Share Capital

Movements in the number of common shares and common share equivalents issued are represented in the table below:

In millions	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Common shares issued - beginning balance	490.4	490.4	459.5
Issue of new shares	—	—	30.9
Common shares issued - ending balance	490.4	490.4	490.4
Less: Treasury shares for which dividend and voting rights do not apply	(49.0)	(44.4)	(30.3)
Common shares outstanding	441.4	446.0	460.1

During the year ended December 31, 2012, the company repurchased 11.1 million shares (three months ended December 31, 2012: 3.0 million shares) in the market at a cost of $265.0 million (three months ended December 31, 2012: $75.0 million cost) (year ended December 31, 2011: 18.8 million shares, at a cost of $436.5 million). Separately, an aggregate of 2.1 million shares were withheld on vesting events during the year ended December 31, 2012 to meet employees' withholding tax obligations (December 31, 2011: 3.1 million). The fair value of these shares withheld at the respective withholding dates was $48.9 million (December 31, 2011: $76.6 million). Approximately $467 million remained authorized under the company's share repurchase plan at December 31, 2012 (December 31, 2011: $731.9 million).

Total treasury shares at December 31, 2012 were 59.2 million (December 31, 2011: 54.0 million), including 10.2 million unvested restricted stock awards (December 31, 2011: 9.6 million) for which dividend and voting rights apply. The market price of common shares at the end of 2012 was $26.09. The total market value of the company's 59.2 million treasury shares was $1.5 billion at December 31, 2012.

Movements in Treasury Shares comprise:

In millions	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Beginning balance	54.0	42.7	40.2
Acquisition of common shares	13.2	21.8	11.3
Distribution of common shares	(6.3)	(9.6)	(7.0)
Common shares distributed to meet option exercises	(1.7)	(0.9)	(1.8)
Ending balance	59.2	54.0	42.7